Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022
Schedule of Summarizing Employee and Non Employee Stock Option Activity [Abstract]
Number of Options, Outstanding beginning balance	817,750
Weighted Average Exercise Price, Outstanding beginning balance	$ 2
Aggregate Intrinsic Value, Outstanding beginning balance
Number of Options, Outstanding ending balance	697,750	20,000	817,750
Weighted Average Exercise Price, Outstanding ending balance			$ 2
Aggregate Intrinsic Value, Outstanding ending balance
Number of Options, Exercisable at June 30, 2022	122,146	17,500	83,250
Weighted Average Exercise Price, Exercisable at June 30, 2022			$ 2
Aggregate Intrinsic Value, Exercisable at June 30, 2022
Number of Options, Granted	817,750		817,750
Weighted Average Exercise Price, Granted		$ 2	$ 2
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled
Weighted Average Exercise Price, Expired/cancelled			$ 2